Premises and Equipment - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Total	$ 60,972	$ 61,404
Less accumulated depreciation	28,253	26,843
Premises and equipment, net	32,719	34,561
Land and land improvements
Property, Plant and Equipment
Total	9,481	9,452
Buildings and improvements
Property, Plant and Equipment
Total	35,688	35,520
Furniture and equipment
Property, Plant and Equipment
Total	13,183	13,570
Operating leases - right of use asset
Property, Plant and Equipment
Total	2,538	2,594
Construction in progress
Property, Plant and Equipment
Total	$ 82	$ 268